Employees' Leaving Entitlement - Schedule of Options Granted to Key Officer Beneficiaries (Details)		12 Months Ended
	Jul. 15, 2022 shares Beneficiary	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/beneficiaries	July 15, 2022
Number of equity-based instruments granted	562,512
Vesting conditions	Continuous service status until the vesting date
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of the options	6 years
Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of the options	1 year
Ordinary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	2,812,560
American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	562,512	518,512
American Depository Shares vesting on 15/Aug/22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	87,116
American Depository Shares vesting on 31/May/23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	97,674
American Depository Shares vesting on 31/May/24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	103,012
American Depository Shares vesting on 31/May/25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	91,570
American Depository Shares vesting on 31/May/26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	91,570
American Depository Shares vesting on 31/May/27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	91,570
Key Officers [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of beneficiaries | Beneficiary	3
Beneficiary 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	365,334
Beneficiary 1 [member] | American Depository Shares vesting on 15/Aug/22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	36,533
Beneficiary 1 [member] | American Depository Shares vesting on 31/May/23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	54,800
Beneficiary 1 [member] | American Depository Shares vesting on 31/May/24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	54,800
Beneficiary 1 [member] | American Depository Shares vesting on 31/May/25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	73,067
Beneficiary 1 [member] | American Depository Shares vesting on 31/May/26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	73,067
Beneficiary 1 [member] | American Depository Shares vesting on 31/May/27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	73,067
Beneficiary 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	65,826
Beneficiary 2 [member] | American Depository Shares vesting on 15/Aug/22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	6,583
Beneficiary 2 [member] | American Depository Shares vesting on 31/May/23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	9,874
Beneficiary 2 [member] | American Depository Shares vesting on 31/May/24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	9,874
Beneficiary 2 [member] | American Depository Shares vesting on 31/May/25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	13,165
Beneficiary 2 [member] | American Depository Shares vesting on 31/May/26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	13,165
Beneficiary 2 [member] | American Depository Shares vesting on 31/May/27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	13,165
Beneficiary 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	131,352
Beneficiary 3 [member] | American Depository Shares vesting on 15/Aug/22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	44,000
Beneficiary 3 [member] | American Depository Shares vesting on 31/May/23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	33,000
Beneficiary 3 [member] | American Depository Shares vesting on 31/May/24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	38,338
Beneficiary 3 [member] | American Depository Shares vesting on 31/May/25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	5,338
Beneficiary 3 [member] | American Depository Shares vesting on 31/May/26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	5,338
Beneficiary 3 [member] | American Depository Shares vesting on 31/May/27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-based instruments granted	5,338